LVIP SSGA International Index Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.58%
Australia–6.65%
†Afterpay	37,372	$ 3,246,694
AGL Energy	134,199	554,198
Ampol	47,268	943,350
APA Group	223,823	1,394,147
Aristocrat Leisure	104,625	3,479,463
ASX	31,382	1,811,862
Aurizon Holdings	325,129	880,267
AusNet Services	435,365	788,037
Australia & New Zealand Banking Group	500,070	10,042,678
BHP Group	514,425	13,739,181
BlueScope Steel	86,097	1,247,510
Brambles	246,829	1,897,979
Cochlear	11,375	1,779,761
Coles Group	240,196	2,917,656
Commonwealth Bank of Australia	311,776	23,136,997
Computershare	88,428	1,143,466
†Crown Resorts	79,376	543,356
CSL	79,297	16,567,611
Dexus	199,042	1,531,944
Domino's Pizza Enterprises	10,644	1,217,442
Endeavour Group	226,771	1,134,783
Evolution Mining	282,375	713,990
Fortescue Metals Group	299,496	3,190,233
Goodman Group	292,197	4,496,055
GPT Group	337,644	1,216,160
Insurance Australia Group	392,398	1,370,359
James Hardie Industries	80,323	2,849,152
LendLease Group	120,231	924,393
Macquarie Group	60,260	7,785,365
Magellan Financial Group	27,203	682,815
Medibank	443,136	1,131,422
Mirvac Group	701,067	1,487,147
National Australia Bank	579,432	11,426,990
Newcrest Mining	142,838	2,367,927
Northern Star Resources	192,517	1,179,099
Oil Search	373,267	1,161,595
Orica	80,976	790,922
Origin Energy	268,522	900,891
†Qantas Airways	154,254	622,108
QBE Insurance Group	271,525	2,236,875
Ramsay Health Care	32,540	1,612,572
REA Group	8,586	967,047
Reece	51,086	688,977
Rio Tinto	65,722	4,678,814
Santos	301,408	1,543,821
Scentre Group	907,792	1,932,111
SEEK	56,009	1,231,259
Sonic Healthcare	74,143	2,142,672
South32	484,212	1,201,588
South32 (London Stock Exchange)	368,248	928,844
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	429,346	$ 1,361,528
Suncorp Group	218,699	1,944,669
†Sydney Airport	212,520	1,248,094
Tabcorp Holdings	405,855	1,410,178
Telstra	675,976	1,894,151
†Transurban Group	536,167	5,412,240
Treasury Wine Estates	138,038	1,217,216
Vicinity Centres	683,296	807,815
Washington H Soul Pattinson & Co.	12,623	350,806
Wesfarmers	196,062	7,798,052
Westpac Banking	644,711	11,922,953
WiseTech Global	30,236	1,146,646
Woodside Petroleum	178,927	3,059,525
Woolworths Group	226,771	6,369,603
		199,403,061
Austria–0.22%
Erste Group Bank	48,919	2,147,993
OMV	28,032	1,687,964
Raiffeisen Bank International	31,533	824,729
Verbund	10,993	1,111,775
voestalpine	24,055	888,560
		6,661,021
Belgium–0.82%
Ageas	29,921	1,481,701
Anheuser-Busch InBev	133,905	7,594,742
Colruyt	11,289	575,875
Elia Group	4,163	497,479
Groupe Bruxelles Lambert	21,026	2,312,767
KBC Group	45,857	4,136,505
Proximus	32,419	643,338
Sofina	2,794	1,110,172
Solvay	14,260	1,768,917
UCB	23,050	2,581,075
Umicore	33,743	1,996,222
		24,698,793
Chile–0.04%
Antofagasta	66,473	1,207,999
		1,207,999
China–0.02%
Budweiser Brewing	260,900	662,696
		662,696
Denmark–2.59%
Ambu Class B	27,691	818,869
AP Moller - Maersk Class A	522	1,345,214
AP Moller - Maersk Class B	1,077	2,915,534
Carlsberg Class B	17,602	2,871,646
Chr Hansen Holding	18,361	1,499,768
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Coloplast Class B	21,378	$ 3,342,716
Danske Bank	124,239	2,092,945
†Demant	16,353	824,047
DSV	35,343	8,459,831
†Genmab	11,153	4,872,986
GN Store Nord	23,990	1,659,224
Novo Nordisk Class B	295,216	28,455,722
Novozymes Class B	36,242	2,484,434
Orsted	33,984	4,479,585
Pandora	17,850	2,166,985
Rockwool International Class B	1,524	650,883
Tryg	63,276	1,434,393
Vestas Wind Systems	177,472	7,118,231
		77,493,013
Finland–1.25%
Elisa	23,864	1,482,763
Fortum	77,853	2,364,090
Kesko Class B	51,648	1,781,515
Kone Class B	59,982	4,213,637
Neste	74,719	4,215,070
†Nokia	959,800	5,293,590
Nordea Bank	571,852	7,369,657
Orion Class B	15,299	605,699
Sampo Class A	87,647	4,333,339
Stora Enso Class R	98,947	1,648,103
UPM-Kymmene	95,550	3,381,916
Wartsila	70,882	844,156
		37,533,535
France–10.79%
†Accor	33,285	1,186,851
†Aeroports de Paris	6,327	805,812
Air Liquide	82,407	13,198,310
†Airbus	102,148	13,542,358
Alstom	55,776	2,115,736
Amundi	9,532	801,707
Arkema	12,087	1,593,875
Atos	16,562	879,803
AXA	334,145	9,260,243
BioMerieux	6,841	778,416
BNP Paribas	195,355	12,498,943
Bollore	126,487	730,436
Bouygues	42,213	1,746,240
Bureau Veritas	50,111	1,546,488
Capgemini	27,456	5,693,734
Carrefour	105,995	1,899,582
Cie de Saint-Gobain	88,203	5,935,799
Cie Generale des Etablissements Michelin	29,962	4,594,387
CNP Assurances	36,584	577,410
Covivio	10,450	878,188
Creditricole	204,534	2,811,408
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Danone	114,634	$ 7,815,507
Dassault Aviation	5,340	600,265
Dassault Systemes	116,710	6,141,923
Edenred	45,050	2,425,151
Eiffage	14,950	1,510,950
Electricite de France	81,716	1,026,855
Engie	322,472	4,218,963
EssilorLuxottica	50,147	9,582,744
Eurazeo	8,562	802,281
Faurecia	22,351	1,052,722
Gecina	8,101	1,089,878
Getlink	77,105	1,204,506
Hermes International	5,610	7,740,310
Ipsen	8,038	765,941
Kering	13,106	9,308,674
†Klepierre	30,955	692,262
La Francaise des Jeux SAEM	16,783	862,934
Legrand	47,001	5,036,139
L'Oreal	44,275	18,321,172
LVMH Moet Hennessy Louis Vuitton	48,617	34,822,587
Orange	338,803	3,664,108
Orpea	8,949	1,040,510
Pernod Ricard	36,133	7,965,991
Publicis Groupe	41,106	2,761,411
Remy Cointreau	3,589	696,351
†Renault	36,247	1,285,932
Safran	60,065	7,597,057
Sanofi	197,810	19,041,982
Sartorius Stedim Biotech	5,114	2,857,727
Schneider Electric	93,827	15,627,250
SCOR	24,915	717,449
SEB	4,862	684,011
Societe Generale	148,252	4,642,487
†Sodexo	16,053	1,402,962
STMicroelectronics	120,015	5,240,060
Suez	58,012	1,322,796
Teleperformance	10,696	4,207,108
Thales	18,645	1,807,736
Total	440,161	21,038,790
†Ubisoft Entertainment	17,718	1,060,993
†Unibail-Rodamco-Westfield	164,321	1,790,897
Valeo	41,370	1,154,548
Veolia Environnement	93,555	2,858,646
Vinci	92,652	9,636,623
Vivendi	125,055	1,574,435
Wendel	5,771	797,404
†Worldline	40,574	3,092,795
		323,665,549
Germany–8.31%
Adidas	33,083	10,396,545
Allianz	72,781	16,306,260

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Aroundtown	172,110	$ 1,185,649
BASF	159,808	12,115,079
Bayer	170,591	9,258,907
Bayerische Motoren Werke	58,435	5,550,095
Bechtle	15,486	1,059,165
Beiersdorf	18,253	1,969,500
Brenntag	27,379	2,543,361
Carl Zeiss Meditec	6,394	1,224,784
†Commerzbank	167,606	1,110,174
†Continental	20,051	2,176,708
Covestro	33,739	2,299,339
Daimler	148,789	13,127,904
†Delivery Hero	27,597	3,520,140
†Deutsche Bank	363,210	4,615,580
Deutsche Boerse	33,593	5,451,022
†Deutsche Lufthansa	50,640	345,505
Deutsche Post	174,200	10,924,042
Deutsche Telekom	578,261	11,596,558
†Deutsche Wohnen	61,497	3,768,334
E.ON	394,553	4,815,794
Evonik Industries	40,700	1,276,238
Fresenius & Co.	76,086	3,641,868
Fresenius Medical Care & Co.	38,355	2,690,383
Fuchs Petrolub	9,686	453,503
GEA Group	25,921	1,183,795
Hannover Rueck	10,828	1,885,600
HeidelbergCement	26,152	1,951,027
†HelloFresh	29,027	2,675,334
Henkel & Co.	19,599	1,686,006
Infineon Technologies	232,538	9,510,379
KION Group	12,297	1,143,345
Knorr-Bremse	13,717	1,467,603
LANXESS	15,612	1,055,127
LEG Immobilien	13,388	1,891,106
Merck	21,881	4,735,917
MTU Aero Engines	9,472	2,129,511
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	24,137	6,586,245
Nemetschek	8,714	910,176
Puma	17,680	1,965,398
†QIAGEN	37,993	1,971,172
Rational	968	909,314
RWE	113,224	3,993,226
SAP	182,587	24,691,080
Scout24	17,276	1,199,899
Siemens	133,665	21,861,044
Siemens Healthineers	48,722	3,159,886
Symrise	23,587	3,091,573
†TeamViewer	28,507	833,989
Telefonica Deutschland Holding	190,187	541,505
Uniper	16,078	669,320
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
United Internet	19,309	$ 746,938
†Vitesco Technologies Group	4,010	236,906
Volkswagen	5,406	1,667,228
Vonovia	95,437	5,737,516
†Zalando	38,884	3,546,279
		249,055,881
Greenland–0.18%
Ferguson	39,676	5,507,896
		5,507,896
Hong Kong–2.89%
AIA Group	2,116,200	24,345,611
BOC Hong Kong Holdings	668,000	2,012,963
†Chow Tai Fook Jewellery Group	351,400	668,288
CK Asset Holdings	351,800	2,029,807
CK Hutchison Holdings	474,660	3,166,517
CK Infrastructure Holdings	141,000	786,446
CLP Holdings	285,500	2,748,914
†ESR Cayman	318,200	960,360
†Futu Holdings ADR	8,800	800,976
†Galaxy Entertainment Group	378,000	1,939,530
Hang Lung Properties	314,000	715,622
Hang Seng Bank	132,600	2,271,279
Henderson Land Development	236,149	901,716
HK Electric Investments	564,808	560,843
HKT Trust	581,592	795,218
Hong Kong & China Gas	1,951,358	2,948,295
Hong Kong Exchanges & Clearing	209,908	12,898,953
Hongkong Land Holdings	179,600	857,891
Jardine Matheson Holdings	39,700	2,098,472
Link REIT	365,910	3,133,413
†Melco Resorts & Entertainment ADR	44,746	458,199
MTR	283,296	1,524,676
New World Development	280,869	1,142,365
Power Assets Holdings	254,000	1,488,972
†Sands China	423,468	866,628
Sino Land	508,363	683,901
SITC International Holdings	235,000	836,220
†SJM Holdings	422,591	287,224
Sun Hung Kai Properties	228,505	2,853,191
Swire Pacific Class A	106,000	627,206
Swire Properties	249,361	625,272
Techtronic Industries	242,000	4,782,294
WH Group	1,359,340	967,915

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Wharf Real Estate Investment	317,000	$ 1,628,710
†Wynn Macau	332,353	279,674
Xinyi Glass Holdings	344,000	1,026,170
		86,719,731
Ireland–0.70%
CRH	139,043	6,562,113
†Flutter Entertainment	28,751	5,702,238
Kerry Group Class A	26,829	3,604,975
Kingspan Group	27,130	2,706,198
Smurfit Kappa Group	45,926	2,417,930
		20,993,454
Isle Of Man–0.10%
†GVC Holdings	102,403	2,924,794
		2,924,794
Israel–0.62%
Azrieli Group	9,046	814,310
Bank Hapoalim	203,905	1,791,023
Bank Leumi Le-Israel	255,329	2,163,412
†Check Point Software Technologies	20,064	2,268,035
†CyberArk Software	6,400	1,010,048
Elbit Systems	5,177	749,621
ICL Group	123,792	902,119
Isracard	1	2
†Israel Discount Bank Class A	186,199	982,913
Mizrahi Tefahot Bank	29,977	1,009,623
†Nice	10,973	3,107,135
†Teva Pharmaceutical Industries	139,930	1,372,541
†Teva Pharmaceutical Industries ADR	55,369	539,294
†Wix.com	9,300	1,822,521
		18,532,597
Italy–2.12%
Amplifon	23,545	1,118,989
Assicurazioni Generali	197,122	4,174,883
†Atlantia	91,704	1,730,609
CNH Industrial	175,990	2,958,226
Davide Campari-Milano	100,699	1,414,541
DiaSorin	4,246	889,161
Enel	1,416,344	10,870,748
Eni	448,899	5,986,158
Ferrari	22,205	4,634,179
†FinecoBank Banca Fineco	108,256	1,955,306
Infrastrutture Wireless Italiane	52,629	586,183
Intesa Sanpaolo	2,851,960	8,073,853
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Mediobanca Banca di Credito Finanziario	101,836	$ 1,225,190
Moncler	35,950	2,192,612
†Nexi SpA	83,097	1,549,566
Poste Italiane	82,911	1,138,525
Prysmian	42,244	1,475,519
Recordati Industria Chimica e Farmaceutica	16,947	982,241
Snam	328,693	1,818,292
Telecom Italia	1,751,080	684,690
Telecom Italia RSP	1,284,683	518,415
Tenaris	82,986	872,936
Terna Rete Elettrica Nazionale	227,592	1,615,175
UniCredit	387,676	5,130,379
		63,596,376
Japan–23.67%
ABC-Mart	7,000	393,211
Acom	85,100	310,969
Advantest	34,100	3,038,634
Aeon	115,200	3,028,603
AGC	34,200	1,762,402
Aisin Seiki	24,700	895,048
Ajinomoto	86,600	2,559,013
†ANA Holdings	24,500	636,937
Asahi Group Holdings	79,500	3,836,300
Asahi Intecc	33,700	922,995
Asahi Kasei	226,400	2,426,118
Astellas Pharma	329,200	5,418,319
Azbil	23,300	1,003,194
Bandai Namco Holdings	36,700	2,759,019
Bridgestone	100,300	4,745,313
Brother Industries	36,000	792,188
Canon	175,500	4,294,143
Capcom	33,200	922,499
Casio Computer	39,300	650,656
Central Japan Railway	26,100	4,166,183
Chiba Bank	80,000	518,416
Chubu Electric Power	115,900	1,369,791
Chugai Pharmaceutical	118,800	4,347,353
Concordia Financial Group	161,400	635,354
Cosmos Pharmaceutical	4,300	730,279
CyberAgent	69,600	1,342,756
Dai Nippon Printing	38,900	937,205
Daifuku	18,900	1,772,552
Dai-ichi Life Holdings	187,900	4,109,572
Daiichi Sankyo	307,200	8,165,728
Daikin Industries	43,200	9,419,254
Daito Trust Construction	11,300	1,325,577
Daiwa House Industry	98,800	3,293,498
Daiwa House REIT Investment	398	1,168,790
Daiwa Securities Group	260,800	1,520,135

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Denso	74,000	$ 4,832,003
Dentsu	41,900	1,612,091
Disco	4,900	1,372,429
East Japan Railway	54,700	3,865,820
Eisai	41,600	3,116,150
ENEOS Holdings	551,960	2,242,257
Fanuc	33,200	7,279,494
Fast Retailing	10,100	7,448,906
Fuji Electric	19,300	878,262
FUJIFILM Holdings	65,100	5,621,368
Fujitsu	34,700	6,270,656
†GLP J-REIT	633	1,041,966
GMO Payment Gateway	7,700	972,213
Hakuhodo DY Holdings	33,300	573,058
Hamamatsu Photonics	25,300	1,565,025
Hankyu Hanshin Holdings	42,100	1,325,035
Harmonic Drive Systems	7,300	350,090
Hikari Tsushin	3,200	540,861
Hino Motors	61,200	568,294
Hirose Electric	5,387	895,245
Hisamitsu Pharmaceutical	7,300	276,102
Hitachi	167,100	9,885,753
Hitachi Construction Machinery	22,900	643,366
†Hitachi Metals	45,700	882,529
Honda Motor	281,800	8,663,604
Hoshizaki	8,500	773,108
Hoya	65,000	10,141,217
Hulic	64,600	719,418
Ibiden	20,000	1,100,105
Idemitsu Kosan	31,383	825,582
Iida Group Holdings	31,400	807,661
Inpex	171,600	1,336,135
Isuzu Motors	85,100	1,107,170
Ito En	7,200	477,612
ITOCHU	208,900	6,084,417
Itochu Techno-Solutions	20,500	665,729
†Japan Airlines	24,500	583,264
Japan Exchange Group	84,900	2,105,519
Japan Post Bank	57,300	491,490
Japan Post Holdings	284,400	2,390,573
Japan Post Insurance	33,100	600,372
Japan Real Estate Investment	241	1,445,577
Japan Retail Fund Investment	1,228	1,179,132
Japan Tobacco	206,900	4,054,052
JFE Holdings	80,600	1,208,699
JSR	31,900	1,146,676
Kajima	73,600	943,153
Kakaku.com	21,500	694,300
Kansai Electric Power	122,200	1,184,139
Kansai Paint	26,500	657,377
Kao	86,400	5,141,972
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
KDDI	279,200	$ 9,192,132
Keio	18,000	962,761
Keisei Electric Railway	20,800	689,004
Keyence	34,176	20,398,663
Kikkoman	26,900	2,188,924
†Kintetsu Group Holdings	31,600	1,062,684
Kirin Holdings	140,000	2,598,382
Kobayashi Pharmaceutical	8,100	642,190
Kobe Bussan	17,900	584,862
Koei Tecmo Holdings	11,180	530,684
Koito Manufacturing	17,500	1,052,331
Komatsu	149,300	3,575,498
Konami Holdings	17,500	1,096,886
Kose	5,400	645,815
Kubota	183,300	3,901,106
Kurita Water Industries	14,100	678,468
Kyocera	58,000	3,625,655
Kyowa Kirin	51,800	1,867,401
Lasertec	13,500	3,073,377
Lawson	10,700	525,609
Lion	42,200	682,553
LIXIL Group	42,200	1,223,099
M3	75,900	5,409,263
Makita	42,500	2,336,762
Marubeni	274,900	2,274,308
†Mazda Motor	91,400	790,969
McDonald's Holdings	14,200	669,933
Medipal Holdings	37,600	707,636
MEIJI Holdings	20,768	1,342,701
†Mercari	18,000	994,643
MINEBEA MITSUMI	61,800	1,573,911
MISUMI Group	47,700	2,029,589
Mitsubishi	221,900	6,968,198
Mitsubishi Chemical Holdings	227,600	2,072,011
Mitsubishi Electric	322,300	4,479,191
Mitsubishi Estate	207,400	3,302,389
Mitsubishi Gas Chemical	22,300	439,747
Mitsubishi Heavy Industries	54,500	1,460,273
Mitsubishi UFJ Financial Group	2,123,000	12,549,751
Mitsubishi UFJ Lease & Finance	116,000	606,551
Mitsui & Co.	271,600	5,939,071
Mitsui Chemicals	30,300	1,012,292
Mitsui Fudosan	160,700	3,817,409
Miura	13,800	551,650
Mizuho Financial Group	427,282	6,044,827
MonotaRO	43,600	977,082
MS&AD Insurance Group Holdings	77,054	2,577,203
Murata Manufacturing	99,500	8,801,018
Nabtesco	17,400	657,891

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NEC	44,000	$ 2,384,404
Nexon	87,800	1,409,238
NGK Insulators	38,100	645,838
NH Foods	17,500	660,876
Nidec	77,600	8,554,623
Nihon M&A Center	55,000	1,615,038
Nintendo	19,800	9,462,076
Nippon Building Fund	279	1,812,600
Nippon Express	12,000	826,443
Nippon Paint Holdings	134,000	1,459,283
†Nippon Prologis REIT	349	1,166,376
Nippon Shinyaku	9,600	797,982
Nippon Steel	151,822	2,730,666
Nippon Telegraph & Telephone	227,900	6,314,914
Nippon Yusen	28,400	2,127,966
Nissan Chemical	22,100	1,292,547
†Nissan Motor	410,600	2,051,959
Nisshin Seifun Group	42,165	698,704
Nissin Foods Holdings	11,900	954,911
Nitori Holdings	13,600	2,680,178
Nitto Denko	26,800	1,907,799
Nomura Holdings	549,400	2,708,488
Nomura Real Estate Holdings	14,400	374,378
†Nomura Real Estate Master Fund	729	1,049,230
Nomura Research Institute	59,207	2,176,254
NSK	74,300	503,479
NTT Data	114,300	2,209,901
Obayashi	116,800	962,755
Obic	11,700	2,224,848
Odakyu Electric Railway	53,100	1,229,003
Oji Holdings	132,300	666,623
Olympus	205,300	4,493,602
Omron	32,400	3,206,062
Ono Pharmaceutical	69,500	1,584,858
Oracle	5,900	518,292
Oriental Land	35,400	5,726,861
Orix	387	673,523
ORIX	214,700	4,017,363
Osaka Gas	61,500	1,123,793
Otsuka	19,600	1,007,887
Otsuka Holdings	66,400	2,839,443
Pan Pacific International Holdings	76,300	1,574,323
Panasonic	378,100	4,686,700
†PeptiDream	14,700	479,870
Persol Holdings	37,800	942,319
Pigeon	17,700	411,486
Pola Orbis Holdings	19,500	448,846
Rakuten	161,700	1,575,080
Recruit Holdings	235,800	14,413,468
†Renesas Electronics	219,800	2,705,156
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Resona Holdings	350,500	$ 1,402,004
Ricoh	117,800	1,205,360
Rinnai	7,200	790,497
Rohm	16,000	1,508,841
Ryohin Keikaku	37,000	822,994
Santen Pharmaceutical	61,600	866,349
SBI Holdings	39,170	959,368
SCSK	21,000	444,166
Secom	37,900	2,741,232
Seiko Epson	41,400	835,865
Sekisui Chemical	61,200	1,051,550
Sekisui House	113,900	2,385,175
Seven & i Holdings	133,100	6,059,304
SG Holdings	61,400	1,737,068
Sharp	34,200	431,122
Shimadzu	38,900	1,708,338
Shimano	12,700	3,710,775
Shimizu	90,100	674,429
Shin-Etsu Chemical	61,500	10,379,281
Shionogi & Co.	47,000	3,216,180
Shiseido	70,700	4,751,706
Shizuoka Bank	78,300	643,327
SMC	10,100	6,301,491
Softbank	514,900	6,984,509
SoftBank Group	211,400	12,215,807
Sohgo Security Services	15,200	683,346
Sompo Holdings	56,575	2,454,507
Sony	220,600	24,490,715
Square Enix Holdings	14,400	769,619
Stanley Electric	20,800	525,371
Subaru	106,100	1,960,699
SUMCO	48,600	969,597
Sumitomo	206,600	2,910,358
Sumitomo Chemical	243,300	1,262,788
Sumitomo Dainippon Pharma	25,500	455,788
Sumitomo Electric Industries	141,800	1,885,610
Sumitomo Metal Mining	43,400	1,569,369
Sumitomo Mitsui Financial Group	225,600	7,936,465
Sumitomo Mitsui Trust Holdings	63,446	2,185,081
Sumitomo Realty & Development	57,000	2,083,415
Suntory Beverage & Food	20,700	858,125
Suzuki Motor	64,400	2,877,329
Sysmex	29,300	3,639,309
T&D Holdings	98,800	1,355,327
Taisei	33,500	1,073,399
Taisho Pharmaceutical Holdings	7,700	448,823
Taiyo Nippon Sanso	27,700	694,191
Takeda Pharmaceutical	273,275	9,013,366

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TDK	68,100	$ 2,455,873
Terumo	113,900	5,378,170
THK	17,400	381,823
TIS	42,100	1,149,081
Tobu Railway	32,800	883,166
Toho (Tokyo)	17,600	829,159
Toho Gas	13,900	604,565
Tohoku Electric Power	66,700	490,323
Tokio Marine Holdings	111,800	5,993,039
Tokyo Century	9,100	512,326
†Tokyo Electric Power	268,300	763,927
Tokyo Electron	25,900	11,442,063
Tokyo Gas	63,400	1,179,702
Tokyu	90,300	1,340,363
Toppan Printing	39,300	666,345
Toray Industries	235,500	1,496,412
Toshiba	69,300	2,916,909
Tosoh	41,800	757,488
TOTO	24,000	1,142,799
Toyo Suisan Kaisha	12,500	553,497
Toyota Industries	26,900	2,213,329
Toyota Motor	1,856,500	33,077,978
Toyota Tsusho	36,900	1,549,555
Trend Micro	22,400	1,247,413
Tsuruha Holdings	7,000	863,255
Unicharm	70,800	3,137,289
United Urban Investment	599	809,590
USS	31,700	539,608
Welcia Holdings	20,200	728,062
West Japan Railway	30,100	1,513,038
Yakult Honsha	20,100	1,017,483
Yamada Denki	133,900	562,323
Yamaha	24,200	1,522,230
Yamaha Motor	46,500	1,294,552
Yamato Holdings	55,600	1,407,256
Yaskawa Electric	44,600	2,141,627
Yokogawa Electric	34,900	608,710
Z Holdings	462,500	2,960,026
ZOZO	18,100	678,116
		709,815,500
Luxembourg–0.10%
Eurofins Scientific	23,465	3,012,707
		3,012,707
Malta–0.00%
=†πAZ. BGP Holdings	160,069	0
		0
Netherlands–6.07%
†ABN AMRO Bank	67,881	979,344
†Adyen	3,467	9,691,519
Aegon	293,728	1,516,179
Akzo Nobel	32,520	3,553,285
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†Argenx	8,077	$ 2,440,731
ASM International	8,280	3,242,600
ASML Holding	73,722	55,074,623
EXOR	19,565	1,641,841
Heineken	45,710	4,770,973
Heineken Holding	20,303	1,767,901
ING Groep	699,280	10,166,484
Jde Peet	14,174	423,596
†Just Eat Takeaway.com	31,451	2,297,936
Koninklijke Ahold Delhaize	183,767	6,119,098
Koninklijke DSM	30,916	6,182,454
Koninklijke KPN	643,222	2,024,065
Koninklijke Philips	160,666	7,137,892
Koninklijke Vopak	14,985	590,446
NN Group	50,078	2,623,197
†Prosus	163,391	13,077,977
Randstad	20,790	1,399,729
Royal Dutch Shell Class A	714,102	15,881,039
Royal Dutch Shell Class B	644,270	14,274,839
Stellantis	362,347	6,900,921
†Universal Music Group	125,055	3,348,380
Wolters Kluwer	46,328	4,910,606
		182,037,655
New Zealand–0.32%
†a2 Milk	130,118	576,155
†Auckland International Airport	203,075	1,091,601
Fisher & Paykel Healthcare	104,535	2,299,317
Mercury	143,836	643,293
Meridian Energy	209,654	709,003
Ryman Healthcare	74,689	777,184
Spark New Zealand	372,100	1,224,162
†Xero	23,206	2,277,170
		9,597,885
Norway–0.66%
†Adevinta	48,699	834,526
DNB Bank	169,020	3,842,616
Equinor	170,723	4,341,624
Gjensidige Forsikring	32,261	714,521
Marine Harvest	73,824	1,875,632
Norsk Hydro	220,326	1,644,512
Orkla	146,216	1,341,999
Schibsted Class A	14,296	678,599
Schibsted Class B	20,889	888,441
Telenor	130,632	2,198,797
Yara International	30,915	1,531,413
		19,892,680

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–0.02%
†InPost	35,148	$ 583,226
		583,226
Portugal–0.15%
Energias de Portugal	495,350	2,602,131
Galp Energia	97,481	1,107,187
Jeronimo Martins	44,236	881,854
		4,591,172
Singapore–1.15%
Ascendas Real Estate Investment Trust	618,765	1,363,864
†Capitaland Investment	498,928	1,249,341
CapitaLand Mall Trust	863,722	1,286,132
City Developments	96,900	490,418
DBS Group Holdings	325,248	7,207,043
†Genting Singapore	1,288,800	679,520
Keppel	237,415	906,625
Mapletree Commercial Trust	425,700	645,137
Mapletree Logistics Trust	594,382	888,561
Oversea-Chinese Banking	590,540	4,972,778
†Sea ADR	12,100	3,856,633
†Singapore Airlines	245,550	904,262
Singapore Exchange	130,100	952,444
Singapore Technologies Engineering	235,300	656,827
Singapore Telecommunications	1,413,200	2,544,136
United Overseas Bank	207,085	3,917,547
UOL Group	98,851	497,078
Venture	39,200	515,232
Wilmar International	315,600	975,014
		34,508,592
Spain–2.42%
ACS Actividades de Construccion y Servicios	49,328	1,336,229
†Aena SME	13,180	2,279,371
†Amadeus IT Group	79,606	5,235,828
Banco Bilbao Vizcaya Argentaria	1,181,645	7,799,571
Banco Santander	3,089,673	11,191,917
CaixaBank	781,224	2,422,594
Cellnex Telecom	89,543	5,528,389
EDP Renovaveis	50,642	1,256,522
Enagas	48,905	1,086,871
Endesa	59,943	1,208,900
Ferrovial	89,215	2,604,067
Grifols	50,599	1,235,527
Iberdrola	1,040,500	10,467,875
Industria de Diseno Textil	193,141	7,106,766
Naturgy Energy Group	55,524	1,397,591
Red Electrica	77,676	1,558,356
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Repsol	253,921	$ 3,314,570
†Siemens Gamesa Renewable Energy	41,919	1,065,456
Telefonica	934,691	4,386,109
		72,482,509
Sweden–3.50%
Alfa Laval	53,564	1,997,858
ArcelorMittal	129,423	3,961,975
Assa Abloy Class B	176,808	5,128,600
Atlas Copco Class A	119,131	7,193,803
Atlas Copco Class B	68,351	3,474,049
†Boliden	48,436	1,550,942
†Electrolux Class B	35,635	823,301
†Embracer Group	90,138	867,979
Epiroc Class A	114,851	2,387,700
Epiroc Class B	64,917	1,149,795
EQT	40,244	1,671,079
Essity Class B	109,912	3,408,808
Evolution Gaming Group	29,851	4,520,613
†Fastighets Balder Class B	19,148	1,150,730
†Hennes & Mauritz Class B	128,348	2,597,970
Hexagon Class B	356,132	5,508,647
Husqvarna Class B	66,591	795,499
ICA Gruppen	19,291	885,063
Industrivarden Class A	20,204	645,452
Industrivarden Class C	26,548	820,219
Investment AB Latour	26,018	805,117
Investor Class B	322,736	6,940,234
†Kinnevik Class B	42,451	1,492,332
L E Lundbergforetagen Class B	16,198	888,917
Lundin Energy	35,173	1,305,663
Nibe Industrier Class B	250,058	3,142,418
Sandvik	199,366	4,554,776
Securitas Class B	49,323	780,665
†Sinch	79,990	1,551,165
Skandinaviska Enskilda Banken Class A	289,018	4,073,225
Skanska Class B	57,556	1,443,941
SKF Class B	67,766	1,598,004
Svenska Cellulosa Class B	111,068	1,721,339
Svenska Handelsbanken Class A	255,709	2,863,787
Swedbank Class A	160,374	3,233,890
Swedish Match	294,580	2,579,560
Tele2 Class B	85,945	1,272,563
Telefonaktiebolaget LM Ericsson Class B	517,715	5,843,409
Telia	460,086	1,892,669
Volvo Class A	35,191	795,133
Volvo Class B	254,991	5,693,052
		105,011,941

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland–9.66%
ABB	304,821	$ 10,196,815
Adecco Group	26,224	1,313,973
Alcon	87,133	7,055,221
Baloise Holding	7,311	1,109,003
Banque Cantonale Vaudoise	3,999	304,055
Barry Callebaut	627	1,422,075
Chocoladefabriken Lindt & Spruengli	196	4,112,839
Cie Financiere Richemont Class A	90,349	9,367,572
†Clariant	37,917	711,713
Credit Suisse Group	433,428	4,280,648
EMS-Chemie Holding	1,230	1,162,132
Geberit	6,282	4,612,258
Givaudan	1,658	7,558,970
†Glencore	1,772,368	8,337,404
Julius Baer Group	40,492	2,690,276
Kuehne + Nagel International	9,490	3,239,896
†LafargeHolcim	92,481	4,456,195
Logitech International	29,939	2,663,586
Lonza Group	12,889	9,668,160
Nestle	505,547	60,913,369
Novartis	389,008	31,898,327
Partners Group Holding	3,988	6,223,824
Roche Holding	128,780	47,255,393
Schindler Holding	10,684	2,830,343
SGS	1,017	2,960,321
†Siemens Energy	69,287	1,853,390
Sika	24,422	7,721,576
Sonova Holding	9,982	3,772,279
Straumann Holding	1,817	3,258,718
Swatch Group	5,499	1,434,589
Swatch Group (Swiss Exchange)	10,692	550,149
Swiss Life Holding	5,626	2,834,759
Swiss Prime Site	13,839	1,351,807
Swiss Re	51,699	4,412,518
Swisscom	4,478	2,577,003
Temenos	11,211	1,521,182
UBS Group	635,577	10,144,834
Vifor Pharma	8,227	1,066,359
Zurich Insurance Group	26,123	10,682,222
		289,525,753
United Kingdom–12.56%
3i Group	169,381	2,909,412
Abrdn	386,363	1,321,345
Admiral Group	33,444	1,397,407
Anglo American	227,574	7,976,160
Ashtead Group	80,659	6,097,284
Associated British Foods	62,541	1,556,814
AstraZeneca	271,102	32,672,598
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Auto Trader Group	162,037	$ 1,277,856
AVEVA Group	17,983	869,139
Aviva	698,928	3,704,232
BAE Systems	544,046	4,120,634
Barclays	2,979,173	7,570,010
Barratt Developments	183,734	1,624,169
†Berkeley Group Holdings	18,228	1,064,436
BHP Group	366,955	9,245,190
BP	3,575,778	16,287,142
British American Tobacco	383,027	13,388,523
British Land	163,163	1,082,688
†BT Group	1,568,558	3,362,691
Bunzl	58,495	1,930,013
Burberry Group	73,384	1,785,919
Coca-Cola European Partners	39,560	2,174,503
†Coca-Cola HBC	33,062	1,065,396
†Compass Group	316,147	6,465,577
Croda International	25,673	2,941,538
DCC	17,612	1,468,240
Diageo	407,820	19,744,609
Direct Line Insurance Group	223,056	870,380
Evraz	108,304	859,284
Experian	162,188	6,794,076
GlaxoSmithKline	884,141	16,686,541
Halma	68,764	2,622,900
Hargreaves Lansdown	58,970	1,132,261
Hikma Pharmaceuticals	31,884	1,048,857
HSBC Holdings (London Shares)	3,558,515	18,606,329
Imperial Brands	171,094	3,578,712
†Informa	284,265	2,090,473
†InterContinental Hotels Group	30,607	1,954,304
Intertek Group	27,901	1,865,663
J Sainsbury	283,273	1,085,724
†JD Sports Fashion	92,481	1,299,681
Johnson Matthey	33,416	1,198,865
Kingfisher	361,471	1,631,635
Land Securities Group	134,293	1,251,654
Legal & General Group	1,010,200	3,795,408
Lloyds Banking Group	12,551,581	7,812,364
London Stock Exchange Group	57,060	5,717,877
M&G	494,069	1,349,899
Melrose Industries	759,894	1,764,250
Mondi	85,701	2,100,188
National Grid	623,274	7,426,756
Next	23,591	2,595,031
†Ocado Group	86,932	1,942,741
Pearson	130,670	1,253,154
Persimmon	57,667	2,062,457
Phoenix Group Holdings	103,913	898,350

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Prudential	451,507	$ 8,761,678
Reckitt Benckiser Group	126,750	9,957,503
RELX (London Stock Exchange)	334,139	9,618,604
Rentokil Initial	320,925	2,520,158
Rio Tinto	195,741	12,831,239
†Rolls-Royce Holdings	1,489,211	2,781,422
Royal Bank of Scotland Group	1,014,776	3,059,404
Sage Group	208,528	1,985,531
Schroders	19,978	962,136
Segro	199,969	3,212,269
Severn Trent	39,113	1,369,311
Smith & Nephew	157,531	2,713,918
Smiths Group	71,202	1,372,973
Spirax-Sarco Engineering	12,924	2,600,383
SSE	193,920	4,083,011
St James's Place	94,330	1,902,853
Standard Chartered	481,445	2,814,421
Taylor Wimpey	619,178	1,291,420
Tesco	1,315,549	4,480,278
Unilever	459,958	24,901,356
United Utilities Group	115,160	1,498,847
Vodafone Group	4,902,051	7,459,411
†Whitbread	36,026	1,601,826
†Wm Morrison Supermarkets	393,433	1,561,179
WPP	215,337	2,884,991
		376,625,461
Total Common Stock (Cost $1,800,211,401)		2,926,341,477
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.57%
Germany–0.57%
Bayerische Motoren Werke	11,962	$ 907,391
Henkel & Co.	32,190	2,977,849
Porsche Automobil Holding	28,687	2,836,866
Sartorius	4,606	2,932,219
Volkswagen	32,883	7,329,705
Total Preferred Stocks (Cost $9,894,487)		16,984,030
RIGHTS–0.01%
France–0.00%
=†Veolia Environnement	93,555	77,613
		77,613
Germany–0.01%
†Deutsche Lufthansa	50,640	120,251
		120,251
Total Rights (Cost $229,865)		197,864

MONEY MARKET FUND–0.86%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	25,783,273	25,783,273
Total Money Market Fund (Cost $25,783,273)		25,783,273

TOTAL INVESTMENTS–99.02% (Cost $1,836,119,026)	2,969,306,644
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.98%	29,521,309
NET ASSETS APPLICABLE TO 268,944,883 SHARES OUTSTANDING–100.00%	$2,998,827,953

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/19/2009	$—	$—
LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
478	E-mini MSCI EAFE Index	$54,181,300	$56,656,327	12/17/21	$—	$(2,475,027)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
See accompanying notes.
LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$928,844	$198,474,217	$—	$199,403,061
Austria	—	6,661,021	—	6,661,021
Belgium	—	24,698,793	—	24,698,793
Chile	—	1,207,999	—	1,207,999
China	—	662,696	—	662,696
Denmark	9,436,868	68,056,145	—	77,493,013
Finland	1,482,763	36,050,772	—	37,533,535
France	2,161,593	321,503,956	—	323,665,549
Germany	13,908,835	235,147,046	—	249,055,881
Greenland	—	5,507,896	—	5,507,896
Hong Kong	2,445,290	84,274,441	—	86,719,731
Ireland	3,604,975	17,388,479	—	20,993,454
Isle Of Man	—	2,924,794	—	2,924,794
Israel	5,639,898	12,892,699	—	18,532,597
Italy	—	63,596,376	—	63,596,376
Japan	1,041,966	708,773,534	—	709,815,500
Luxembourg	3,012,707	—	—	3,012,707
Malta	—	—	—*	—
Netherlands	3,771,976	178,265,679	—	182,037,655
New Zealand	—	9,597,885	—	9,597,885
Norway	2,764,073	17,128,607	—	19,892,680
Poland	—	583,226	—	583,226
Portugal	3,483,985	1,107,187	—	4,591,172
Singapore	5,105,974	29,402,618	—	34,508,592
Spain	10,299,809	62,182,700	—	72,482,509
Sweden	5,835,239	99,176,702	—	105,011,941
Switzerland	4,112,839	285,412,914	—	289,525,753
United Kingdom	2,431,559	374,193,902	—	376,625,461
Preferred Stocks	—	16,984,030	—	16,984,030
Rights	120,251	—	77,613	197,864
Money Market Fund	25,783,273	—	—	25,783,273
Total Investments	$107,372,717	$2,861,856,314	$77,613	$2,969,306,644
Derivatives:

Liabilities:
Futures Contract	$(2,475,027)	$—	$—	$(2,475,027)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2021, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA International Index Fund–13